October 16, 2007

Supplement

SUPPLEMENT DATED OCTOBER 16, 2007 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE HIGH YIELD PORTFOLIO
CLASS X and CLASS Y
Dated May 1, 2007

The following disclosure is hereby added as the fourth paragraph to the section of the Prospectus entitled ‘‘Principal Investment Strategies’’:

The Portfolio may invest up to 20% of its assets in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade.

The following disclosure is hereby added to the section of the Prospectus entitled ‘‘Principal Risks’’, immediately prior to ‘‘Principal Risks — Other Risks’’:

Public Bank Loans.    Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public bank loans are not registered under the Securities Act of 1933 and are not publicly traded. Bank loans are usually second lien loans, which are lower in priority to senior loans, but have seniority in a company’s capital structure to other liabilities, so that the company is required to pay down these second lien loans prior to other lower-ranked claims on their assets. Bank loans normally pay interest at floating rates, and as a result, may protect investors from increases in interest rates.

Certain public bank loans are illiquid, meaning the Portfolio may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to the Portfolio’s restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the Portfolio’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans that are rated below investment grade share the same risks of other below investment grade securities. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk due to the fact that the cash flow or other property of the borrower securing the bank loan may be insufficient to meet scheduled payments after meeting the payment obligations of the senior secured obligations of the borrower. These bank loans may exhibit greater price volatility as well.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT VAR HY 10/07

October 16, 2007

Supplement

SUPPLEMENT DATED OCTOBER 16, 2007 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE INCOME PLUS PORTFOLIO
CLASS X and CLASS Y
Dated May 1, 2007

The following disclosure is hereby added as the third paragraph to the section of the Prospectus entitled ‘‘Principal Investment Strategies’’:

The Portfolio may invest up to 20% of its assets in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade.

The following disclosure is hereby added to the section of the Prospectus entitled ‘‘Principal Investment Strategies’’, immediately prior to ‘‘Principal Investment Strategies — Structured Products’’:

Public Bank Loans.    The Portfolio may invest in Public Bank Loans. Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public bank loans are not registered under the Securities Act of 1933 and are not publicly traded. Bank loans are usually second lien loans, which are lower in priority to senior loans, but have seniority in a company’s capital structure to other liabilities, so that the company is required to pay down these second lien loans prior to other lower-ranked claims on their assets. Bank loans normally pay interest at floating rates, and as a result, may protect investors from increases in interest rates.

The following disclosure is hereby added to the section of the Prospectus entitled ‘‘Principal Risks’’, immediately prior to ‘‘Principal Risks — Structured Products’’:

Public Bank Loans.    Certain public bank loans are illiquid, meaning the Portfolio may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to the Portfolio’s restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the Portfolio’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans that are rated below investment grade share the same risks of other below investment grade securities. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk due to the fact that the cash flow or other property of the borrower securing the bank loan may be insufficient to meet scheduled payments after meeting the payment obligations of the senior secured obligations of the borrower. These bank loans may exhibit greater price volatility as well.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT VAR IC 10/07

October 16, 2007

Supplement

SUPPLEMENT DATED OCTOBER 16, 2007 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE MONEY MARKET PORTFOLIO
CLASS X and CLASS Y
Dated May 1, 2007

The second paragraph of the section of the Prospectus entitled ‘‘Shareholder Information — Distributions’’ is hereby deleted and replaced with the following:

The Portfolio declares and reinvests income dividends, on each day the New York Stock Exchange is open for business, to shareholders of record as of the close of business the preceding day. These distributions are distributed (or credited to your account) no later than the last business day of each month. Capital gains distributions, if any, are distributed at least once per calendar year. Net short-term gains may be distributed more frequently.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT VAR MM 10/07

October 16, 2007

Supplement

SUPPLEMENT DATED OCTOBER 16, 2007 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
CLASS X and CLASS Y
Dated May 1, 2007

The following disclosure is hereby added to the section of the Statement of Additional Information entitled ‘‘II. Description of the Fund and Its Investments and Risks — C. Investment Strategies and Risks’’, immediately prior to ‘‘Structured Products’’:

Public Bank Loans.    The Income Plus Portfolio and the High Yield Portfolio may each may invest in public loans made by banks or other financial institutions, which may be rated investment grade (Baa or higher by Moody’s Investors Service (‘‘Moody’s’’) BBB or higher by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (‘‘S&P’’)) or below investment grade (below Baa by Moody’s or below BBB by S&P). Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. However, public bank loans are not registered under the Securities Act of 1933 and are not publicly traded. They usually are second lien loans normally lower in priority of payment to senior loans, but have seniority in a company’s capital structure to other claims, such as subordinated corporate bonds or publicly-issued equity so that in the event of bankruptcy or liquidation, the company is required to pay down these second lien loans prior to such other lower-ranked claims on their assets. Bank loans normally pay floating rates that reset frequently, and as a result, protect investors from increases in interest rates.

Bank loans generally are negotiated between a borrower and several financial institutional lenders represented by one or more lenders acting as agent of all the lenders. The agent is responsible for negotiating the loan agreement that establishes the terms and conditions of the loan and the rights of the borrower and the lenders, monitoring any collateral, and collecting principal and interest on the loan. By investing in a loan, each Portfolio becomes a member of a syndicate of lenders. Certain bank loans are illiquid, meaning that the Portfolios may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to each of the Portfolio’s restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Bank loans are subject to the risk of default. Default in the payment of interest or principal on a loan will result in a reduction of income to each Portfolio, a reduction in the value of the loan, and a potential decrease in each Portfolio’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans are subject to the risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments. As discussed above, however, because bank loans reside higher in the capital structure than high yield bonds, default losses have been historically lower in the bank loan market. Bank loans that are rated below investment grade share the same risks of other below investment grade securities.

***

Non-fundamental policy number three in the section of the Statement of Additional Information entitled ‘‘II. Description of the Fund and Its Investments and Risks — D. Fund Policies/Investment Restrictions — Non-Fundamental Restrictions’’ is hereby deleted and replaced with the following:

3.    With respect to the Equity Portfolio and the Money Market Portfolio may not write, purchase or sell puts, calls or combinations, thereof.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.